Condensed Consolidated Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Total	Capital Unit, Class A [Member]	Capital Unit, Class B [Member]	Capital Units Class C [Member]	ADIT EDTECH ACQUISITION CORP [Member]	ADIT EDTECH ACQUISITION CORP [Member] Public Warrants	ADIT EDTECH ACQUISITION CORP [Member] Private Placement Warrants	Capital Units [Member] Capital Unit, Class A [Member]	Capital Units [Member] Capital Unit, Class B [Member]	Capital Units [Member] Capital Units Class C [Member]	Common Stock [Member] ADIT EDTECH ACQUISITION CORP [Member]	Additional Paid-in Capital [Member] ADIT EDTECH ACQUISITION CORP [Member]	Additional Paid-in Capital [Member] ADIT EDTECH ACQUISITION CORP [Member] Public Warrants	Additional Paid-in Capital [Member] ADIT EDTECH ACQUISITION CORP [Member] Private Placement Warrants	Accumulated Deficit [Member]	Accumulated Deficit [Member] ADIT EDTECH ACQUISITION CORP [Member]
Beginning Balance at Dec. 31, 2020					$ 24,474						$ 690	$ 24,310				$ (526)
Balance, shares at Dec. 31, 2020											6,900,000
Proceeds allocated to Public Warrants						$ 16,771,351	$ 7,270,000						$ 16,771,351	$ 7,270,000
Offering costs allocated to Warrants					(981,103)							(981,103)
Modification to Private Placement Warrants to qualify as liability							$ (6,000,476)							$ (6,000,476)
Beginning Balance at Dec. 31, 2020	$ (13,127,000)	$ 2,168,000	$ 200,000												$ (15,495,000)
Balance, units at Dec. 31, 2020		1,740,000	8,160,000
Vesting of incentive units (Shares)				893,633
Unit-based compensation	191,000														191,000
Ending Balance at Dec. 31, 2021	(24,571,000)	$ 2,168,000	$ 200,000					$ 2,168,000	$ 200,000						(26,939,000)
Ending balance, units at Dec. 31, 2021		1,740,000	8,160,000	893,633				1,740,000	8,160,000	893,633
Net income (loss)	(11,635,000)				(2,632,760)										(11,635,000)	(2,632,760)
Remeasurement of common stock to redemption value					(31,621,284)							(17,084,082)				(14,537,202)
Ending Balance at Dec. 31, 2021					(17,169,798)						$ 690					(17,170,488)
Ending Balance, shares at Dec. 31, 2021											6,900,000
Net income (loss)					1,217,736											1,217,736
Ending Balance at Mar. 31, 2022					(15,952,062)						$ 690					(15,952,752)
Ending Balance, shares at Mar. 31, 2022											6,900,000
Beginning Balance at Dec. 31, 2021					(17,169,798)						$ 690					(17,170,488)
Balance, shares at Dec. 31, 2021											6,900,000
Beginning Balance at Dec. 31, 2021	(24,571,000)	$ 2,168,000	$ 200,000					$ 2,168,000	$ 200,000						(26,939,000)
Balance, units at Dec. 31, 2021		1,740,000	8,160,000	893,633				1,740,000	8,160,000	893,633
Vesting of incentive units (Shares)										602,295
Unit-based compensation	99,000														99,000
Ending Balance at Sep. 30, 2022	(61,433,000)							$ 2,168,000	$ 200,000						(63,801,000)
Ending balance, units at Sep. 30, 2022		1,740,000	8,160,000	1,658,381				1,740,000	8,160,000	1,495,928
Net income (loss)	(36,961,000)				4,625,385										(36,961,000)
Ending Balance at Sep. 30, 2022					(13,735,810)						$ 690					(13,736,500)
Ending Balance, shares at Sep. 30, 2022											6,900,000
Beginning Balance at Dec. 31, 2021					(17,169,798)						$ 690					(17,170,488)
Balance, shares at Dec. 31, 2021											6,900,000
Beginning Balance at Dec. 31, 2021	(24,571,000)	$ 2,168,000	$ 200,000					$ 2,168,000	$ 200,000						(26,939,000)
Balance, units at Dec. 31, 2021		1,740,000	8,160,000	893,633				1,740,000	8,160,000	893,633
Vesting of incentive units (Shares)				778,721
Unit-based compensation	132,000														132,000
Reclassification of warrants	(2,267,000)														(2,267,000)
Ending Balance at Dec. 31, 2022	(88,312,000)	$ 2,168,000	$ 200,000					$ 2,168,000	$ 200,000						(90,680,000)
Ending balance, units at Dec. 31, 2022		1,740,000	8,160,000	1,672,354				1,740,000	8,160,000	1,658,381
Reduction of deferred underwriter fees					2,898,000							2,898,000
Net income (loss)	(61,606,000)				4,832,848										(61,606,000)	4,832,848
Remeasurement of common stock to redemption value					(2,986,368)							(1,794,971)				(1,191,397)
Ending Balance at Dec. 31, 2022					(12,425,318)						$ 690	1,103,029				(13,529,037)
Ending Balance, shares at Dec. 31, 2022											6,900,000
Beginning Balance at Mar. 31, 2022					(15,952,062)						$ 690					(15,952,752)
Balance, shares at Mar. 31, 2022											6,900,000
Ending Balance at Jun. 30, 2022	(37,807,000)							$ 2,168,000	$ 200,000						(40,175,000)
Ending balance, units at Jun. 30, 2022								1,740,000	8,160,000	1,333,089
Net income (loss)					2,731,511											2,731,511
Remeasurement of common stock to redemption value					(239,154)											(239,154)
Ending Balance at Jun. 30, 2022					(13,459,705)						$ 690					(13,460,395)
Ending Balance, shares at Jun. 30, 2022											6,900,000
Vesting of incentive units (Shares)										162,839
Unit-based compensation	33,000														33,000
Ending Balance at Sep. 30, 2022	(61,433,000)							$ 2,168,000	$ 200,000						(63,801,000)
Ending balance, units at Sep. 30, 2022		1,740,000	8,160,000	1,658,381				1,740,000	8,160,000	1,495,928
Net income (loss)	(23,659,000)				676,138										(23,659,000)	676,138
Remeasurement of common stock to redemption value					(952,243)											(952,243)
Ending Balance at Sep. 30, 2022					(13,735,810)						$ 690					(13,736,500)
Ending Balance, shares at Sep. 30, 2022											6,900,000
Beginning Balance at Dec. 31, 2022					(12,425,318)						$ 690	1,103,029				(13,529,037)
Balance, shares at Dec. 31, 2022											6,900,000
Beginning Balance at Dec. 31, 2022	(88,312,000)	$ 2,168,000	$ 200,000					$ 2,168,000	$ 200,000						(90,680,000)
Balance, units at Dec. 31, 2022		1,740,000	8,160,000	1,672,354				1,740,000	8,160,000	1,658,381
Net income (loss)					(921,752)											(921,752)
Remeasurement of common stock to redemption value					(579,858)							(579,858)
Ending Balance at Mar. 31, 2023					(13,926,928)						$ 690	523,171				(14,450,789)
Ending Balance, shares at Mar. 31, 2023											6,900,000
Beginning Balance at Dec. 31, 2022					(12,425,318)						$ 690	1,103,029				(13,529,037)
Balance, shares at Dec. 31, 2022											6,900,000
Beginning Balance at Dec. 31, 2022	(88,312,000)	$ 2,168,000	$ 200,000					$ 2,168,000	$ 200,000						(90,680,000)
Balance, units at Dec. 31, 2022		1,740,000	8,160,000	1,672,354				1,740,000	8,160,000	1,658,381
Vesting of incentive units (Shares)										436,697
Unit-based compensation	72,000														72,000
Ending Balance at Sep. 30, 2023	(122,146,000)							$ 2,168,000	$ 200,000						(124,514,000)
Ending balance, units at Sep. 30, 2023		1,740,000	8,160,000	2,095,078				1,740,000	8,160,000	2,095,078
Net income (loss)	(33,906,000)				(1,852,959)										(33,906,000)
Ending Balance at Sep. 30, 2023					(15,850,967)						$ 690	0				(15,851,657)
Ending Balance, shares at Sep. 30, 2023											6,900,000
Beginning Balance at Mar. 31, 2023					(13,926,928)						$ 690	523,171				(14,450,789)
Balance, shares at Mar. 31, 2023											6,900,000
Ending Balance at Jun. 30, 2023	(110,311,000)							$ 2,168,000	$ 200,000						(112,679,000)
Ending balance, units at Jun. 30, 2023								1,740,000	8,160,000	1,957,909
Net income (loss)					(685,984)											(685,984)
Remeasurement of common stock to redemption value					(609,241)							(523,171)				(86,070)
Ending Balance at Jun. 30, 2023					(15,222,153)						$ 690	0				(15,222,843)
Ending Balance, shares at Jun. 30, 2023											6,900,000
Vesting of incentive units (Shares)										137,169
Unit-based compensation	26,000														26,000
Ending Balance at Sep. 30, 2023	(122,146,000)							$ 2,168,000	$ 200,000						(124,514,000)
Ending balance, units at Sep. 30, 2023		1,740,000	8,160,000	2,095,078				1,740,000	8,160,000	2,095,078
Net income (loss)	$ (11,861,000)				(245,223)										$ (11,861,000)	(245,223)
Excise tax payable attributable to redemption of common stock					(49,457)											(49,457)
Remeasurement of common stock to redemption value					(334,134)											(334,134)
Ending Balance at Sep. 30, 2023					$ (15,850,967)						$ 690	$ 0				$ (15,851,657)
Ending Balance, shares at Sep. 30, 2023											6,900,000